LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchased Loans at Acquisition Date
Contractually required payments including interest		€ 1,508
Less: Non-accretable difference		670
Cash flows expected to be collected		838
Less: Accreable yield		178
Fair Value of loans acquired		660
Rollforward of Accretable Yield
Accretable yield January 1,		89	€ 114	€ 139	€ 165
Accretion		(24)	(25)	(25)	(26)
Accretable yield December 31,		65	89	114	€ 139
Financing Receivable Impaired [Line Items]
Average recorded balance		21,086	22,327	21,123
Interest income recognized on a cash basis		286	279	266
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		12,305	12,068	11,325
Greek
Financing Receivable Impaired [Line Items]
Related allowance		(8,820)	(9,722)
Total recorded balance		20,185	21,416
Average recorded balance		20,384	21,529
Interest income recognized during the period the loan was impaired		311	322
Interest income recognized on a cash basis		286	279
Troubled Debt Restructurings [Abstract]
Total balance		2,927	3,153	3,651
Allowance for loan losses		(1,097)	(864)	(934)
Interest income recognized during the period		89	86	60
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		1,882	2,035	2,188
Foreign
Financing Receivable Impaired [Line Items]
Related allowance		(239)	(313)
Total recorded balance		646	815
Average recorded balance		702	798
Interest income recognized during the period the loan was impaired		0	0
Interest income recognized on a cash basis		0	0
Troubled Debt Restructurings [Abstract]
Total balance		106	157	153
Allowance for loan losses		(2)	(25)	(9)
Interest income recognized during the period		0	14	6
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		7	9	16
Current Loans
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings	[1]	6,714	6,479	5,725
Past due 31-90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		823	715	912
Past due greater than 90 days
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		4,768	4,874	4,688
Residential Mortgages | Greek
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		2,948	2,708
Average recorded balance with no related allowance		2,828	2,130
Interest income recognized during the period the loan was impaired with no related allowance		34	38
Interest income recognized on a cash basis with no related allowance		33	37
Total recorded balance with related allowance		5,948	6,064
Average recorded balance with related allowance		6,006	6,724
Interest income recognized during the period the loan was impaired with related allowance		68	62
Interest income recognized on a cash basis with related allowance		66	59
Related allowance		(2,016)	(1,939)
Troubled Debt Restructurings [Abstract]
Total balance		966	1,185	1,633
Allowance for loan losses		(156)	(115)	(127)
Interest income recognized during the period		10	17	20
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		485	607	836
Residential Mortgages | Foreign
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		2
Average recorded balance with no related allowance		2
Interest income recognized during the period the loan was impaired with no related allowance		0
Interest income recognized on a cash basis with no related allowance		0
Total recorded balance with related allowance		42	52
Average recorded balance with related allowance		46	53
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(4)	(4)
Troubled Debt Restructurings [Abstract]
Total balance		17	16	18
Allowance for loan losses		0	0	(1)
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Other consumer | Greek
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		703	613
Average recorded balance with no related allowance		659	492
Interest income recognized during the period the loan was impaired with no related allowance		23	21
Interest income recognized on a cash basis with no related allowance		22	20
Total recorded balance with related allowance		1,560	2,208
Average recorded balance with related allowance		1,870	2,488
Interest income recognized during the period the loan was impaired with related allowance		51	53
Interest income recognized on a cash basis with related allowance		49	47
Related allowance		(1,329)	(1,837)
Troubled Debt Restructurings [Abstract]
Total balance		167	320	342
Allowance for loan losses		(42)	(72)	(62)
Interest income recognized during the period		6	14	17
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		78	165	139
Other consumer | Foreign
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		31
Average recorded balance with no related allowance		29
Interest income recognized during the period the loan was impaired with no related allowance		0
Interest income recognized on a cash basis with no related allowance		0
Total recorded balance with related allowance		6	53
Average recorded balance with related allowance		18	51
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(4)	(33)
Troubled Debt Restructurings [Abstract]
Total balance		7	2	3
Allowance for loan losses		0	0	(1)
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	0	0
Credit card | Greek
Financing Receivable Impaired [Line Items]
Total recorded balance with related allowance		279	449
Average recorded balance with related allowance		364	577
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(270)	(434)
Credit card | Foreign
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		4
Average recorded balance with no related allowance		4
Interest income recognized during the period the loan was impaired with no related allowance		0
Interest income recognized on a cash basis with no related allowance		0
Total recorded balance with related allowance		0	5
Average recorded balance with related allowance		2	5
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(2)	(4)
Small business loans | Greek
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		184	119
Average recorded balance with no related allowance		151	145
Interest income recognized during the period the loan was impaired with no related allowance		1	2
Interest income recognized on a cash basis with no related allowance		1	2
Total recorded balance with related allowance		2,162	2,495
Average recorded balance with related allowance		2,276	2,482
Interest income recognized during the period the loan was impaired with related allowance		17	21
Interest income recognized on a cash basis with related allowance		12	15
Related allowance		(1,540)	(1,721)
Troubled Debt Restructurings [Abstract]
Total balance		215	243	263
Allowance for loan losses		(52)	(66)	(60)
Interest income recognized during the period		6	8	1
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		105	172	230
Small business loans | Foreign
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		0
Average recorded balance with no related allowance		0
Interest income recognized during the period the loan was impaired with no related allowance		0
Interest income recognized on a cash basis with no related allowance		0
Total recorded balance with related allowance		47	50
Average recorded balance with related allowance		43	50
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(23)	(23)
Troubled Debt Restructurings [Abstract]
Total balance		9	10	18
Allowance for loan losses		(2)	(2)	(3)
Interest income recognized during the period		0	0	0
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		7	5	12
Other commercial loans | Greek
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		725	696
Average recorded balance with no related allowance		707	559
Interest income recognized during the period the loan was impaired with no related allowance		14	14
Interest income recognized on a cash basis with no related allowance		12	14
Total recorded balance with related allowance		5,676	6,064
Average recorded balance with related allowance		5,523	5,932
Interest income recognized during the period the loan was impaired with related allowance		103	111
Interest income recognized on a cash basis with related allowance		91	85
Related allowance		(3,665)	(3,791)
Troubled Debt Restructurings [Abstract]
Total balance		1,579	1,405	1,413
Allowance for loan losses		(847)	(611)	(685)
Interest income recognized during the period		67	47	22
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		1,214	1,091	983
Other commercial loans | Foreign
Financing Receivable Impaired [Line Items]
Total recorded balance with no related allowance		16	67
Average recorded balance with no related allowance		12	81
Interest income recognized during the period the loan was impaired with no related allowance		0	0
Interest income recognized on a cash basis with no related allowance		0	0
Total recorded balance with related allowance		498	588
Average recorded balance with related allowance		546	558
Interest income recognized during the period the loan was impaired with related allowance		0	0
Interest income recognized on a cash basis with related allowance		0	0
Related allowance		(206)	(249)
Troubled Debt Restructurings [Abstract]
Total balance		73	129	114
Allowance for loan losses		0	(23)	(4)
Interest income recognized during the period		0	14	6
Troubled Debt Loan Delinquencies [Abstract]
Financing Receivable, Modifications, Subsequent Default, Determination of Allowance for Credit Losses		0	4	4
Payment modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		5,688	6,014	6,461
Combination modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		1,204	966	1,054
Term modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		3,676	3,448	2,099
Interest only modification
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		916	1,042	1,176
Other
Schedule Of Financing Receivable Troubled Debt Restructurings [Line Items]
Financing receivables modified as troubled debt restructurings		€ 821	€ 598	€ 535

[1]	(1) Loans less than 30 days past due are included in current loans.